Short-Term and Long-Term Restricted Cash and Investments Short-Term and Long-Term Restricted Cash and Investments (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Jan. 02, 2014 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	$ 679	$ 657
Restricted Cash and Cash Equivalents, Noncurrent	$ 264	263
United Kingdom Recognized Investment Exchanges [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Operating Costs Covered For Period	6 months
Dcm Dco Designation For Ice Futures United States [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Operating Costs Covered For Period	1 year
ICE Benchmark Administration, Clear Netherlands, Clear Canada, Trade Vault UK, Endex and Clear Singapore [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	$ 44	39
Ice Clear Canada, Netherlands, and Singapore [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	3
DCM, DCO, SDR, and SEF Designated Entities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Operating Costs and Expenses	192	142
Ice Futures Europe [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	77	57
LIFFE [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments		106	£ 72
ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	352	274
Restricted Cash and Cash Equivalents, Noncurrent		100
SuperDerivatives [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	24	50
Combined Cds Guaranty Fund Contributions [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent		$ 0
Futures and Options Products [Member] | ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	100
CDS Products [Member] | Ice Clear Us [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent				$ 50
CDS Products [Member] | Ice Clear Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	50
CDS Products [Member] | ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 50